Operating leases (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Finance Leases And Operating Leases By Lessee [Abstract]
Minimum Rental Payments Payable Under Noncancellable Operating Lease [Table Text Block]
The schedule of future minimum rental payments in respect of non-cancellable operating leases is set out below:

	As of March 31,
	2020		2019		2018
Less than one year	Rs.	-	Rs.	405	Rs.	496
Between one and five years		-		797		1,144
More than five years		-		89		289
	Rs.	-	Rs.	1,291	Rs.	1,929